Long -Term Borrowings - Information Related to Statutory Trusts (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
United Statutory Trust III [Member]
Variable Interest Entity [Line Items]
Issuance Date	Dec. 17, 2003
Amount of Capital Securities Issued	$ 20,000
Stated Interest Rate	3-month CME Term SOFR + 2.85%
Maturity Date	Dec. 17, 2033
United Statutory Trust IV [Member]
Variable Interest Entity [Line Items]
Issuance Date	Dec. 19, 2003
Amount of Capital Securities Issued	$ 25,000
Stated Interest Rate	3-month CME Term SOFR + 2.85%
Maturity Date	Jan. 23, 2034
United Statutory Trust V [Member]
Variable Interest Entity [Line Items]
Issuance Date	Jul. 12, 2007
Amount of Capital Securities Issued	$ 50,000
Stated Interest Rate	3-month CME Term SOFR + 1.55%
Maturity Date	Oct. 01, 2037
United Statutory Trust VI [Member]
Variable Interest Entity [Line Items]
Issuance Date	Sep. 20, 2007
Amount of Capital Securities Issued	$ 30,000
Stated Interest Rate	3-month CME Term SOFR + 1.30%
Maturity Date	Dec. 15, 2037
Premier Statutory Trust II [Member]
Variable Interest Entity [Line Items]
Issuance Date	Sep. 25, 2003
Amount of Capital Securities Issued	$ 6,000
Stated Interest Rate	3-month CME Term SOFR + 3.10%
Maturity Date	Oct. 08, 2033
Premier Statutory Trust III [Member]
Variable Interest Entity [Line Items]
Issuance Date	May 16, 2005
Amount of Capital Securities Issued	$ 8,000
Stated Interest Rate	3-month CME Term SOFR + 1.74%
Maturity Date	Jun. 15, 2035
Premier Statutory Trust IV [Member]
Variable Interest Entity [Line Items]
Issuance Date	Jun. 20, 2006
Amount of Capital Securities Issued	$ 14,000
Stated Interest Rate	3-month CME Term SOFR + 1.55%
Maturity Date	Sep. 23, 2036
Premier Statutory Trust V [Member]
Variable Interest Entity [Line Items]
Issuance Date	Dec. 14, 2006
Amount of Capital Securities Issued	$ 10,000
Stated Interest Rate	3-month CME Term SOFR + 1.61%
Maturity Date	Mar. 01, 2037
Centra Statutory Trust I [Member]
Variable Interest Entity [Line Items]
Issuance Date	Sep. 20, 2004
Amount of Capital Securities Issued	$ 10,000
Stated Interest Rate	3-month CME Term SOFR + 2.29%
Maturity Date	Sep. 20, 2034
Centra Statutory Trust II [Member]
Variable Interest Entity [Line Items]
Issuance Date	Jun. 15, 2006
Amount of Capital Securities Issued	$ 10,000
Stated Interest Rate	3-month CME Term SOFR + 1.65%
Maturity Date	Jul. 07, 2036
VCBI Capital Trust II [Member]
Variable Interest Entity [Line Items]
Issuance Date	Dec. 19, 2002
Amount of Capital Securities Issued	$ 15,000
Stated Interest Rate	6-month CME Term SOFR + 3.30%
Maturity Date	Dec. 19, 2032
VCBI Capital Trust III [Member]
Variable Interest Entity [Line Items]
Issuance Date	Dec. 20, 2005
Amount of Capital Securities Issued	$ 25,000
Stated Interest Rate	3-month CME Term SOFR + 1.42%
Maturity Date	Feb. 23, 2036
Cardinal Statutory Trust I [Member]
Variable Interest Entity [Line Items]
Issuance Date	Jul. 27, 2004
Amount of Capital Securities Issued	$ 20,000
Stated Interest Rate	3-month CME Term SOFR + 2.40%
Maturity Date	Sep. 15, 2034
UFBC Capital Trust I [Member]
Variable Interest Entity [Line Items]
Issuance Date	Dec. 30, 2004
Amount of Capital Securities Issued	$ 5,000
Stated Interest Rate	3-month CME Term SOFR + 2.10%
Maturity Date	Mar. 15, 2035
Carolina Financial Capital Trust I [Member]
Variable Interest Entity [Line Items]
Issuance Date	Dec. 19, 2002
Amount of Capital Securities Issued	$ 5,000
Stated Interest Rate	Prime + 0.50%
Maturity Date	Dec. 31, 2032
Carolina Financial Capital Trust II [Member]
Variable Interest Entity [Line Items]
Issuance Date	Nov. 05, 2003
Amount of Capital Securities Issued	$ 10,000
Stated Interest Rate	3-month CME Term SOFR + 3.05%
Maturity Date	Jan. 07, 2034
Greer Capital Trust I [Member]
Variable Interest Entity [Line Items]
Issuance Date	Oct. 12, 2004
Amount of Capital Securities Issued	$ 6,000
Stated Interest Rate	3-month CME Term SOFR + 2.20%
Maturity Date	Oct. 18, 2034
Greer Capital Trust II [Member]
Variable Interest Entity [Line Items]
Issuance Date	Dec. 28, 2006
Amount of Capital Securities Issued	$ 5,000
Stated Interest Rate	3-month CME Term SOFR + 1.73%
Maturity Date	Jan. 30, 2037
First South Preferred Trust I [Member]
Variable Interest Entity [Line Items]
Issuance Date	Sep. 26, 2003
Amount of Capital Securities Issued	$ 10,000
Stated Interest Rate	3-month CME Term SOFR + 2.95%
Maturity Date	Sep. 30, 2033
BOE Statutory Trust I [Member]
Variable Interest Entity [Line Items]
Issuance Date	Dec. 12, 2003
Amount of Capital Securities Issued	$ 4,000
Stated Interest Rate	3-month CME Term SOFR + 3.00%
Maturity Date	Dec. 12, 2033